Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied. The accompanying consolidated financial statements include the financial statements of Happiness Biotech and its subsidiaries (collectively, the “Company”). All inter-company balances and transactions have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable and related allowance for doubtful accounts, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, inventory reserve, and provisions necessary for contingent liabilities. The current economic environment has increased the degrees of uncertainty inherent in those estimates and assumptions, actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains all bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on management of customers’ credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed uncollectible on an individual basis and on aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is determined using the weighted-average method. In addition to cost of raw materials, work in progress and finished goods include direct labor costs and overheads. The Company periodically assesses the recoverability of all inventories to determine whether adjustments are required to record inventories at the lower of cost or market value. Inventories that the Company determines to be obsolete or in excess of forecasted usage are reduced to its estimated realizable value based on assumptions about future demand and market conditions. If actual demand is lower than the forecasted demand, additional inventory write-downs may be required.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of March 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB ASC 350 guidance on “Testing of Goodwill for Impairment”, a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. As of March 31, 2021 and 2020, there was no impairment indicator identified.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixture and electronic equipment	3-10 years
Vehicles	4 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterment which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Intangible Assets, net

Intangible Assets, net

Intangible assets purchased from third parties are initially recorded at cost. The intangible assets are amortized using the straight-line method over the estimated useful lives of the assets. The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed.

The estimated useful lives of intangible assets are as follows:

Useful life
Land use right	50 years
Licensed software	10 years

Impairment of Long-lived Assets other than goodwill

Impairment of Long-lived Assets other than goodwill

The Company reviews long-lived assets, including definite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of March 31, 2021 and 2020.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Financial Accounting Standards Board (FASB) Accounting Standards Codification 820, Fair Value Measurement and Disclosures, requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - Quoted prices in active markets for identical assets and liabilities.

●	Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the recorded value of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, other receivable, accounts payable, short-term borrowings, accounts payable, and income taxes payable and to approximate the fair value of the respective assets and liabilities at March 31, 2021 and 2020 based upon the short-term nature of the assets and liabilities.

Revenue Recognition

Revenue Recognition

The Company generates its revenue mainly from sales of healthcare products, automobiles, online store sales and internet information and advertising services. The Company’s revenue recognition policies were in compliance with ASC 605, Revenue Recognition, for the period prior to April 1, 2019. Under this standard., sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured.

The Company allows its customers to return products within some range. The range was limited to 3% of the customer’s yearly payment amount for the year. The transportation fee is borne by the customers in the condition of products return. There was less than 1% products return of online sales incurred for the year ended March 31, 2021 and no products return incurred for the years ended March 31, 2020 and 2019.

The Company adopted the new guidance of ASC Topic 606, Revenue from Contracts with Customers (“Topic 606”), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition on April 1, 2019. Topic 606 requires the Company to recognize revenue upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

Healthcare products

The Company sells nutraceutical and dietary supplements to distributors and experience stores. For all sales, the Company requires a signed contract and sales order, which specifies pricing, quantity and product specifications. Under ASC 606, the Company recognizes revenue upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those products, excluding amounts collected on behalf of third parties (e.g. value-added taxes). The transfer of control of the products is satisfied at a point in time, which is the delivery of the products to customers’ premises and evidenced by signed customer acknowledgment. The selling price, which is specified in the signed sales orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the delivery of the products to customers and the signing of the customer acknowledgment. Customers are required to pay under the customary payment terms, which is generally less than six months.

Automobile

The Company sells automobiles in fiscal year 2021. For all sales, the Company requires a signed contract and sales order, which specifies pricing, quantity and product specifications. Under ASC 606, the Company recognizes revenue upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those products, excluding amounts collected on behalf of third parties (e.g. value-added taxes). The transfer of control of the products is satisfied at a point in time, which is the delivery of the products to customers’ premises and evidenced by signed customer acknowledgment. The selling price, which is specified in the signed sales orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the delivery of the products to customers and the signing of the customer acknowledgment. Customers are required to pay under the customary payment terms, which is generally less than six months.

Online store

The Company sells various goods through its online store business in fiscal year 2021. For all sales, the Company requires a sales order generated by the online store platform, which specifies pricing, quantity and product specifications. Under ASC 606, the Company recognizes revenue upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those products, excluding amounts collected on behalf of third parties (e.g. value-added taxes). The transfer of control of the products is satisfied at a point in time, which is the delivery of the products to customers’ premises and evidenced by signed customer acknowledgment. The selling price, which is specified in the signed sales orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the delivery of the products to customers and the signing of the customer acknowledgment. Customers are required to pay to the third party platform before the goods were send out and the Company will receive the amount from the third party platform after the customer sign off the acceptance form on the platform.

Internet information and advertising service

The Company provides internet information and advertising service online. For all sales, the Company requires a signed contract and sales order, which specifies the price and service range. Under ASC 606, the Company recognizes revenue upon the satisfaction of its performance obligation, which is to provide specified information and advertising service to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those services, excluding amounts collected on behalf of third parties (e.g. value-added taxes). The information and advertising service provided is satisfied at a point in time, which is the time when the information and advertising service is performed. The selling price per click, which is specified in the signed sales orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the completion of the service. Customers are required to pay to the Company in advance according to the contract.

The Company adopted Topic 606 as of April 1, 2019 using the modified retrospective transition method, the Company recognizes the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of retained earnings; however, no adjustment was required as a result of adopting the new revenue standard.  Results for reporting periods beginning after April 1, 2019 are presented under the new standard. The comparative information has not been restated and continues to be reported under the historic accounting standards in effect for those periods.  The Company does not expect any impact to its net income from the adoption of ASU 2014-09 on an ongoing basis.

All of the Company’s revenues from contracts with customers represent products transferred at a point in time as control is transferred to the customer and are generated in PRC.

The following table presents an overview of our sales from our product lines for the years ended March 31, 2021, 2020 and 2019:

	For the years ended March 31,
	2021	2020	2019
Nutraceutical and dietary supplements	$45,389,702	$65,061,953	$63,936,185
Online store	13,473,626	-	-
Internet information and advertising	9,245,019	-	-
Automobile	3,376,356	-	-
Revenue	$71,484,703	$65,061,953	$63,936,185

Government Grant

Government Grant

Government grants are recognized when received and all the conditions for their receipt have been met. Government grants as compensation for the Company’s research and development efforts. For the years ended March 31, 2021, 2020 and 2019, the Company recognized government grants of $63,520, $162,268 and $146,992, respectively, for the government support of the Company’s research and development activities and patent applications. The government grants were recorded as other income.

Research and Development Costs

Research and Development Costs

Research and development activities are directed toward the development of new products as well as improvements in existing processes. These costs, which primarily include salaries, contract services, raw materials, and supplies, are expensed as incurred.

Shipping and Handling Costs

Shipping and Handling Costs

Shipping and handling costs are expensed when incurred as selling and marketing expense. Shipping and handling costs were $1,104,120, $1,869,505 and $1,841,312 for the years ended March 31, 2021, 2020 and 2019, respectively.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred in accordance with ASC 720-35, “Other Expenses-Advertising Costs”. Advertising costs were $5,720,458, $3,856,921 and $3,217,096 for the years ended March 31, 2021, 2020 and 2019, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation to employees in accordance with ASC 718, “Compensation-Stock Compensation”. ASC 718 requires companies to measure the cost of employee services received in exchange for an award of equity instruments, including stock options, based on the grant date fair value of the award and to recognize it as compensation expense over the period the employee is required to provide service in exchange for the award, usually the vesting period. Stock option forfeitures are recognized at the date of employee termination. Effective April 1, 2019, the Company adopted ASU 2018-07 for the accounting of share-based payments granted to non-employees for goods and services and no material impacts to the Financial Statements.

Income Taxes

Income Taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10, “Accounting for Uncertainty in Income Taxes”, prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position at March 31, 2021 and 2020.

To the extent applicable, the Company records interest and penalties as a general and administrative expense. All of the tax returns of the Company and its subsidiaries remain subject to examination by PRC tax authorities for five years from the date of filing.

The Company is subject to Chinese tax laws. We are not subject to U.S. tax laws and local state tax laws. Our income and our related entities must be computed in accordance with Chinese and foreign tax laws, as applicable, and we are subject to Chinese tax laws, all of which may be changed in a manner that could adversely affect the amount of distributions to shareholders. There can be no assurance that Income Tax Laws of China will not be changed in a manner that adversely affects shareholders. In particular, any such change could increase the amount of tax payable by us, reducing the amount available to pay dividends to the holders of our ordinary shares.

We are a holding company with no material operations of our own. We conduct our operations through our subsidiaries in China. As a result, our ability to pay dividends and to finance any debt we may incur depends upon dividends paid by our subsidiaries. Under applicable PRC regulations, foreign-invested enterprises in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. In addition, a foreign-invested enterprise in China is required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its general reserves until the accumulative amount of such reserves reaches 50% of its registered capital. These reserves are not distributable as cash dividends.

As of March 31, 2021, our PRC subsidiaries had an aggregate retained earnings of approximately RMB 440.5 million (US$65.5 million) under PRC GAAP. With respect to retained earnings accrued after such date, our Board of Directors may declare dividends after taking into account our operations, earnings, financial condition, cash requirements and availability and other factors as it may deem relevant at such time. Any declaration and payment, as well as the amount, of dividends will be subject to our By-Laws, charter and applicable Chinese and U.S. state and federal laws and regulations, including the approval from the shareholders of each subsidiary which intends to declare such dividends, if applicable.

Value-added Tax (“VAT”)

Value-added Tax (“VAT”)

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue. The Company is generally subject to the value added tax (“VAT”) for merchandise sales and services performed. Before May 1, 2018, the applicable VAT rate was 17%, while after May 1, 2018 and before April 1, 2019, the Company is subject to a VAT rate of 16%. After April 1, 2019, the Company is subject to a VAT rate of 13% based on the new Chinese tax law.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Foreign Currency Translation

Foreign Currency Translation

The Company and its subsidiaries’ principal country of operations is the PRC. The Company maintained its financial record using the United States dollar (“US dollar”) as the functional currency, while the subsidiaries of the Company in Hong Kong and mainland China maintained their financial records using RMB as the functional currencies. The consolidated statements of income and comprehensive income and cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average rate of exchange, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2021	March 31,2020	March 31,2019
Period-end spot rate	US$1=RMB 6.5713 Yuan	US$1=RMB 7.0851 Yuan	US$1=RMB 6.7335 Yuan
Average rate	US$1=RMB 6.7960 Yuan	US$1=RMB 6.9655 Yuan	US$1=RMB 6.7317 Yuan

Comprehensive Income	Comprehensive Income Comprehensive income includes net income and foreign currency translation adjustments and is reported in the consolidated statements of income and comprehensive income.
Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of separate operating segments based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by customer. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Concentration of Risks

Concentration of Risks

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the US$ and the RMB. As of March 31, 2021 and 2020, cash and cash equivalents of $36,203,665 (RMB 237,905,147 Yuan) and $33,430,403 (RMB 236,857,749 Yuan), respectively, is denominated in RMB and is held in PRC.

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents and accounts receivable, the balances of which are stated on the consolidated balance sheets which represent the Company’s maximum exposure. The Company places its cash and cash equivalents in good credit quality financial institutions in China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition.

Interest Rate Risks

The Company is subject to interest rate risk. Bank interest bearing loans are charged at variable interest rates within the reporting period. The Company is subject to the risk of adverse changes in the interest rates charged by the banks when these loans are refinanced.

Risks and Uncertainties

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

COVID-19 Pandemic

COVID-19 Pandemic

The outbreak of COVID-19 began in January 2020 and was quickly declared as a Public Health Emergency of International Concern and subsequently a pandemic by the World Health Organization. A series of prevention and control measures including quarantines, travel restrictions, and the temporary closure of facilities were implemented across the country.

The Company was impacted by the COVID-19 pandemic in many ways, including the plump of closures of experience stores, diving sales by distribution channels, and shut down or partly shut down of production facilities for around three months in the year ended March 31, 2021. Revenue recovered quickly after the Company reopened and increased 10% in the year 2021 compared with 2020 as the Company expanded its online distribution channel and also from several new business stream.

Despite the fact that China has largely brought the pandemic under control, there is still a high degree of uncertainty as to how the pandemic will evolve going forward. A new outbreak in China could cause new disruptions of our production, distribution and sales, and have an adverse impact on our business, financial condition and results of operations for the remainder of the fiscal year ending March 31, 2022, which cannot be reasonably estimated at the current stage. The Company will regularly assess its business conditions and adopt measures to mitigate any new impact of the ongoing pandemic.

Related Parties

Related Parties

The Company accounts for related party transactions in accordance with ASC 850 (“Related Party Disclosures”). A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842),” which increases lease transparency and comparability among organizations. Under the new standard, lessees will be required to recognize all assets and liabilities arising from leases on the balance sheet, with the exception of leases with a term of 12 months or less, which permits a lessee to make an accounting policy election by class of underlying asset not to recognize lease assets and liabilities. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and early adoption is permitted. In March 2018, the FASB approved an alternative transition method to the modified retrospective approach, which eliminates the requirement to restate prior period financial statements and requires the cumulative effect of the retrospective allocation to be recorded as an adjustment to the opening balance of retained earnings at the date of adoption. In May 2020, the FASB issued ASC 2020-05 to defer the effective date for non-issuer entities that have not yet issued their financial statements reflecting the adoption of leases; the amended effective date non-issuer entities is for fiscal years beginning after December 15, 2021.

The Company as an “emerging growth company” has elected to adopt the new lease standard as of the effective date applicable to non-issuers and will adopt the new lease standard on April 1, 2022 using the modified retrospective method. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. The Company does not expect this update will have a material impact on the Company’s consolidated financial position, results of operations and cash flow.

In October 2020, the FASB issued Accounting Standards Update No. 2020-10, Codification Improvements – Disclosures (“ASU 2020-10”) to align with the SEC’s regulations. This ASU improves consistency by amending the codification to include all disclosure guidance in the appropriate disclosure sections and clarifies application of various provisions in the Codification by amending and adding new headings, cross referencing to other guidance, and refining or correcting terminology. The Company will adopt ASU 2020-10 as of the reporting period beginning April 1, 2021. This ASU will not affect the Company's results of operations, cash flows or financial position and the Company does not expect the adoption to have a material impact on the disclosures to the consolidated financial statements.